Recoverable Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes

Recoverable taxes as of June 30, 2024 and December 31, 2023 was comprised of the following:

	June 30, 2024	December 31, 2023
Value-added tax on sales and services – ICMS/IVA/VAT/GST	782,489	919,634
Social contribution on billings – PIS and COFINS	399,692	502,397
Withholding income tax – IRRF/IRPJ	932,761	1,196,502
Excise tax – IPI	18,341	22,004
Reintegra	7,771	8,905
Other	10,818	13,953
	2,151,872	2,663,395

Current	667,076	919,120
Non-current	1,484,796	1,744,275
	2,151,872	2,663,395
Recoverable taxes as of December 31, 2023 and December 31, 2022 was comprised of the following:
	December 31, 2023	December 31, 2022
Value-added tax on sales and services – ICMS/IVA/VAT/GST	919,634	1,006,814
Social contribution on billings – PIS and COFINS	502,397	527,607
Withholding income tax – IRRF/IRPJ	1,196,502	1,199,323
Excise tax – IPI	22,004	24,478
Reintegra	8,905	9,551
Other	13,953	10,558
	2,663,395	2,778,331

Current	919,120	1,021,701
Non-current	1,744,275	1,756,630
	2,663,395	2,778,331